RESTATEMENT OF THE PREVIOUSLY ISSUED AUDITED CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement of financial position
Property and equipment, net	$ 6,776,116	$ 7,596,990	[1]	$ 7,399,412	[1]	$ 6,261,425
Goodwill	1,320,100	1,209,953	[1]	1,209,953	[1]	$ 1,209,953
Intangible assets, net	1,394,969	1,004,914	[1]	922,379	[1]
Total Assets	17,595,407	16,957,713	[1]	17,560,148	[1]
Deferred tax liability	723,122	875,425	[1]	736,645	[1]
Total Liabilities	9,609,411	9,251,624	[1]	12,229,451	[1]
Reserves	(31,888,638)	(32,112,799)	[1]	(13,844,404)	[1]
Accumulated deficit	(13,493,684)	(9,167,848)	[1]	(6,050,692)	[1]
Capital and reserves attributable to owners of Genius Group Ltd	3,641,097	7,448,935	[1]	5,330,697	[1]
Non controlling interest	4,344,899	257,154	[1]
Total Stockholder's Equity		7,706,089		5,330,697
Total Liabilities and Stockholder's Equity	17,595,407	16,957,713	[1]	17,560,148	[1]
Statement of profit or loss and other comprehensive income
Cost of Revenue		(4,134,108)		(5,024,302)
Gross profit	2,757,458	3,499,668	[2]	4,924,755	[2]
Loss from Operations	(4,168,484)	(2,680,849)	[2]	(1,038,873)	[2]
Loss Before Income Tax	(4,618,050)	(3,123,069)	[2]	(1,119,009)	[2]
Income Tax Benefit (Expense)	128,852	(69,245)	[2]	(111,310)	[2]
Net loss	(4,489,198)	(3,192,314)	[2]	(1,230,319)	[2]
Non controlling interest	(173,959)	(57,196)	[2]
Total Comprehensive (loss)	$ (4,259,117)	$ (1,063,233)	[2]	$ (1,538,491)	[2]
Basic earnings (loss) per share from continuing operations	$ (0.28)	$ (0.25)	[2]	$ (0.14)	[2]
Diluted earnings (loss) per share from continuing operations	$ (0.28)	$ (0.25)		$ (0.14)
Statement of changes in equity
Total Equity		$ 7,706,089		$ 5,330,697
Statement of cash flows
Net loss	$ (4,489,198)	(3,192,314)	[2]	(1,230,319)	[2]
Amortization of deferred tax liability	105,650	(68,808)	[2]
Deferred tax liability	257,953	(138,053)	[2]	(84,046)	[2]
Depreciation and amortization	1,574,913	1,570,593	[2]	1,262,108	[2]
Total adjustments to reconcile net loss to net cash used in operating activities	$ 1,407,993	1,065,101	[2]	(55,321)	[2]
Non-controlling interests [member]
Statement of financial position
Total Stockholder's Equity		257,154
Statement of changes in equity
Total Equity		257,154
Reserves.
Statement of financial position
Total Stockholder's Equity		(32,112,799)		(13,844,404)
Statement of changes in equity
Total Equity		(32,112,799)		(13,844,404)
Retained earnings [member]
Statement of financial position
Total Stockholder's Equity		(9,167,848)		(6,050,692)
Statement of changes in equity
Total Equity		(9,167,848)		(6,050,692)
Previously stated
Statement of financial position
Property and equipment, net		7,250,846		7,399,412
Goodwill		18,647,498		9,988,857
Intangible assets, net		20,741,249		6,165,712
Total Assets		53,785,449		31,582,385
Deferred tax liability		4,166,946		1,317,779
Total Liabilities		12,543,145		12,810,585
Reserves		1,788,051		(323,067)
Accumulated deficit		(9,526,614)		(6,130,926)
Capital and reserves attributable to owners of Genius Group Ltd		40,991,019		18,771,800
Non controlling interest		251,285
Total Stockholder's Equity		41,242,304		18,771,800
Total Liabilities and Stockholder's Equity		53,785,449		31,582,385
Statement of profit or loss and other comprehensive income
Cost of Revenue		(4,703,841)		(5,120,969)
Gross profit		2,929,935		4,828,088
Loss from Operations		(3,250,582)		(1,135,540)
Loss Before Income Tax		(3,692,802)		(1,215,676)
Income Tax Benefit (Expense)		216,086		(94,877)
Net loss		(3,476,716)		(1,310,553)
Non controlling interest		(63,065)
Total Comprehensive (loss)		$ (1,347,635)		$ (1,618,725)
Basic earnings (loss) per share from continuing operations		$ (0.27)		$ (0.15)
Statement of changes in equity
Total Equity		$ 41,242,304		$ 18,771,800
Statement of cash flows
Net loss		(3,476,716)		(1,310,553)
Amortization of deferred tax liability		(166,396)		(16,433)
Deferred tax liability		(49,691)
Depreciation and amortization		2,140,326		1,358,775
Total adjustments to reconcile net loss to net cash used in operating activities		1,349,503		24,913
Previously stated | Non-controlling interests [member]
Statement of financial position
Total Stockholder's Equity		251,285
Statement of changes in equity
Total Equity		251,285
Previously stated | Reserves.
Statement of financial position
Total Stockholder's Equity		1,788,051		(323,067)
Statement of changes in equity
Total Equity		1,788,051		(323,067)
Previously stated | Retained earnings [member]
Statement of financial position
Total Stockholder's Equity		(9,526,614)		(6,130,926)
Statement of changes in equity
Total Equity		(9,526,614)		(6,130,926)
Adjustments
Statement of financial position
Property and equipment, net		346,144
Goodwill		(17,437,545)		(8,778,904)
Intangible assets, net		(19,736,335)		(5,243,333)
Total Assets		(36,827,736)		(14,022,237)
Deferred tax liability		(3,291,521)		(581,134)
Total Liabilities		(3,291,521)		(581,134)
Reserves		(33,900,850)		(13,521,337)
Accumulated deficit		358,766		80,234
Capital and reserves attributable to owners of Genius Group Ltd		(33,542,084)		(13,441,103)
Non controlling interest		5,869
Total Stockholder's Equity		(33,536,215)		(13,441,103)
Total Liabilities and Stockholder's Equity		(36,827,736)		(14,022,237)
Statement of profit or loss and other comprehensive income
Cost of Revenue		569,733		96,667
Gross profit		569,733		96,667
Loss from Operations		569,733		96,667
Loss Before Income Tax		569,733		96,667
Income Tax Benefit (Expense)		(285,331)		(16,433)
Net loss		284,402		80,234
Non controlling interest		5,869
Total Comprehensive (loss)		$ 284,402		$ 80,234
Basic earnings (loss) per share from continuing operations		$ 0.02		$ 0.01
Statement of changes in equity
Total Equity		$ (33,536,215)		$ (13,441,103)
Statement of cash flows
Net loss		284,402		80,234
Amortization of deferred tax liability		97,588		16,433
Deferred tax liability		187,743
Depreciation and amortization		(569,733)		(96,667)
Total adjustments to reconcile net loss to net cash used in operating activities		(284,402)		(80,234)
Adjustments | Non-controlling interests [member]
Statement of financial position
Total Stockholder's Equity		5,869
Statement of changes in equity
Total Equity		5,869
Adjustments | Reserves.
Statement of financial position
Total Stockholder's Equity		(33,900,850)		(13,521,337)
Statement of changes in equity
Total Equity		(33,900,850)		(13,521,337)
Adjustments | Retained earnings [member]
Statement of financial position
Total Stockholder's Equity		358,766		80,234
Statement of changes in equity
Total Equity		$ 358,766		$ 80,234

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination
[2]	Restatements in Note 35 to align with IFRS 3 book value method for business combination